Summary of Significant Accounting Policies: Use of Estimates (Policies)	9 Months Ended
Sep. 30, 2018
Policies
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and in some cases the difference could be material. Investment valuations, embedded derivatives, deferred tax asset valuation reserves, and claim and policy benefit reserves are most affected by the use of estimates and assumptions.

The accompanying unaudited financial statements contain all adjustments (consisting of only normal recurring items, unless otherwise disclosed) necessary for a fair statement of the financial position as of September 30, 2018 and December 31, 2017, the results of operations, cash flows, changes in comprehensive income and equity for the nine months ended September 30, 2018 and 2017, and the results of operations for the three months ended September 30, 2018 and 2017. These results are not necessarily indicative of the results to be expected for the full year.